RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Mar. 31, 2026
Risks And Uncertainties
SCHEDULE OF CUSTOMERS CONCENTRATIONS OF REVENUE

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the year ended March 31, 2026		For the year ended March 31, 2025		For the year ended March 31, 2024
Customers	Amount $	%	Amount $	%	Amount $	%
TioStone Environmental Limited	2,244,485	51.37%	4,476,398	84.60%	1,980,405	71.45%
Tailor Recycled Aggregates (HK) Limited	488,800	11.19%	*	*	421,696	15.22%
B	468,958	10.73%	*	*	*	*

*	Less than 10% of total revenue

SCHEDULE OF CUSTOMERS CONCENTRATIONS OF ACCOUNTS RECEIVABLE

Details of the accounts receivable accounting for 10% or more of total gross accounts receivable are as follows:

	As of March 31, 2026		As of March 31, 2025
Customers	Amount $	%	Amount $	%
TioStone Environmental Limited	1,783,837	74.69%	2,715,482	95.09%
B	329,818	13.81%	*	*

*	Less than 10% of total gross accounts receivable

SCHEDULE OF SUPPLIERS CONCENTRATIONS OF PURCHASE

The following table sets forth information as to each supplier that accounted for 10% or more of the Group’s purchase for the years ended March 31, 2026, 2025 and 2024.

	For the year ended March 31, 2026		For the year ended March 31, 2025		For the year ended March 31, 2024
Suppliers	Amount $	%	Amount $	%	Amount $	%
TioStone Environmental Limited	83,628	10.70%	514,170	44.13%	495,341	72.49%
B	151,085	19.33%	189,056	16.23%	-	-%
C	*	*	165,041	14.17%	113,347	16.59%
D	88,763	11.36%	138,867	11.92%	68,313	10.00%
E	82,604	10.57%	122,125	10.48%	-	-%
F	261,924	33.51%	*	*	-	-

*	Less than 10% of total purchase

SCHEDULE OF SUPPLIERS CONCENTRATIONS OF ACCOUNTS PAYABLE

Details of the accounts payable accounting for 10% or more of total accounts payable are as follows:

	As of March 31, 2026		As of March 31, 2025
Suppliers	Amount $	%	Amount $	%
TioStone Environmental Limited	*	*	56,791	42.48%
B	39,434	25.62%	45,415	33.97%
C	*	*	27,884	20.86%
D	23,211	15.08%	*	*
E	58,396	37.95%	*	*

*	Less than 10% of total accounts payable